Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 15, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth additional compensation information of our Chief Executive Officer (“CEO”) #1, our CEO #2, and our other NEOs (averaged), along with total shareholder return and net income performance results for fiscal years 2024, 2025, and 2026:

	Summary Compensation Table Total for CEO #1(1) ($)	Compensation Actually Paid to CEO #1(1)(2) ($)	Summary Compensation Table Total for CEO #2(1) ($)	Compensation Actually Paid to CEO #2(1)(2) ($)	Average Summary Compensation Table for Other NEOs(1) ($)	Average Compensation Actually Paid to Other NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return(3) ($)	Net Income (Loss) ($ in thousands)
2026	762,427	810,927	1,161,990	1,221,830	843,327	906,772	130	6,943
2025	1,586,805	1,395,973	N/A	N/A	978,350	878,728	103	123,536
2024	1,842,007	1,799,593	N/A	N/A	729,285	693,551	106	91,060

1	Our NEOs were:

Year	CEO #1	CEO #2	Other NEOs
2026	Susan Lintonsmith	Jim B. Lain	Kersten D. Zupfer, James Suarez
2025	Matthew Doctor		Kersten D. Zupfer, Jim B. Lain
2024	Matthew Doctor		Kersten D. Zupfer, John C. Davi

2
None of our NEOs participate in a pension plan; therefore, no adjustment from the Summary Compensation Table total related to pension value was made. A reconciliation of Total Compensation from the Summary Compensation Table (referred to below as “SCT”) to Compensation Actually Paid to each individual who served as our CEO during fiscal 2026 and our Other NEOs (as an average) is shown below:

	2026
Adjustments	CEO #1 ($)	CEO #2 ($)	Average of Other NEOs ($)
Total Compensation from SCT	762,427	1,161,990	843,327
(Subtraction): SCT amounts for Stock Awards and Option Awards	(291,000)	(130,518)	(130,518)
Addition: Fair value at end of fiscal 2026 of awards granted during fiscal 2026 that are outstanding and unvested at the end of fiscal 2026	339,500	151,200	151,200
Addition (Subtraction): The difference between the fair value of awards from the end of fiscal 2025 to the end of fiscal 2026 which were granted in any fiscal year prior to fiscal 2026 that are outstanding and unvested at the end of fiscal 2026	—	20,526	22,616
Addition: Vesting date fair value of awards granted and vesting during fiscal 2026	—	—	—
Addition (Subtraction): The difference between the fair value of awards from the end of fiscal 2025 to the vesting date for awards granted in any fiscal year prior to fiscal 2026 for which vesting conditions were satisfied as of the end of fiscal 2026	—	18,632	20,148
(Subtraction): Fair value at end of fiscal 2025 of awards granted in any fiscal year prior to fiscal 2026 that fail to meet the applicable vesting conditions in fiscal 2026	—	—	—
Addition: Dividends or other earnings paid on stock or option awards in fiscal 2026 prior to vesting if not otherwise included in the SCT amount for fiscal 2026	—	—	—
Compensation Actually Paid (as calculated)[4]	810,927	1,221,830	906,772

3
Total shareholder return as calculated based on a fixed investment of one hundred dollars in Company stock measured from the market close on June 30, 2023 (the last trading day of fiscal 2023) through and including the end of the fiscal year for each year reported in the table.

4	Amounts may not foot due to rounding.

Named Executive Officers, Footnote
1	Our NEOs were:

Year	CEO #1	CEO #2	Other NEOs
2026	Susan Lintonsmith	Jim B. Lain	Kersten D. Zupfer, James Suarez
2025	Matthew Doctor		Kersten D. Zupfer, Jim B. Lain
2024	Matthew Doctor		Kersten D. Zupfer, John C. Davi

PEO Total Compensation Amount				$ 1,586,805	$ 1,842,007
PEO Actually Paid Compensation Amount				1,395,973	1,799,593
Adjustment To PEO Compensation, Footnote
2
None of our NEOs participate in a pension plan; therefore, no adjustment from the Summary Compensation Table total related to pension value was made. A reconciliation of Total Compensation from the Summary Compensation Table (referred to below as “SCT”) to Compensation Actually Paid to each individual who served as our CEO during fiscal 2026 and our Other NEOs (as an average) is shown below:

	2026
Adjustments	CEO #1 ($)	CEO #2 ($)	Average of Other NEOs ($)
Total Compensation from SCT	762,427	1,161,990	843,327
(Subtraction): SCT amounts for Stock Awards and Option Awards	(291,000)	(130,518)	(130,518)
Addition: Fair value at end of fiscal 2026 of awards granted during fiscal 2026 that are outstanding and unvested at the end of fiscal 2026	339,500	151,200	151,200
Addition (Subtraction): The difference between the fair value of awards from the end of fiscal 2025 to the end of fiscal 2026 which were granted in any fiscal year prior to fiscal 2026 that are outstanding and unvested at the end of fiscal 2026	—	20,526	22,616
Addition: Vesting date fair value of awards granted and vesting during fiscal 2026	—	—	—
Addition (Subtraction): The difference between the fair value of awards from the end of fiscal 2025 to the vesting date for awards granted in any fiscal year prior to fiscal 2026 for which vesting conditions were satisfied as of the end of fiscal 2026	—	18,632	20,148
(Subtraction): Fair value at end of fiscal 2025 of awards granted in any fiscal year prior to fiscal 2026 that fail to meet the applicable vesting conditions in fiscal 2026	—	—	—
Addition: Dividends or other earnings paid on stock or option awards in fiscal 2026 prior to vesting if not otherwise included in the SCT amount for fiscal 2026	—	—	—
Compensation Actually Paid (as calculated)[4]	810,927	1,221,830	906,772

Non-PEO NEO Average Total Compensation Amount			$ 843,327	978,350	729,285
Non-PEO NEO Average Compensation Actually Paid Amount			$ 906,772	878,728	693,551
Adjustment to Non-PEO NEO Compensation Footnote
2
None of our NEOs participate in a pension plan; therefore, no adjustment from the Summary Compensation Table total related to pension value was made. A reconciliation of Total Compensation from the Summary Compensation Table (referred to below as “SCT”) to Compensation Actually Paid to each individual who served as our CEO during fiscal 2026 and our Other NEOs (as an average) is shown below:

	2026
Adjustments	CEO #1 ($)	CEO #2 ($)	Average of Other NEOs ($)
Total Compensation from SCT	762,427	1,161,990	843,327
(Subtraction): SCT amounts for Stock Awards and Option Awards	(291,000)	(130,518)	(130,518)
Addition: Fair value at end of fiscal 2026 of awards granted during fiscal 2026 that are outstanding and unvested at the end of fiscal 2026	339,500	151,200	151,200
Addition (Subtraction): The difference between the fair value of awards from the end of fiscal 2025 to the end of fiscal 2026 which were granted in any fiscal year prior to fiscal 2026 that are outstanding and unvested at the end of fiscal 2026	—	20,526	22,616
Addition: Vesting date fair value of awards granted and vesting during fiscal 2026	—	—	—
Addition (Subtraction): The difference between the fair value of awards from the end of fiscal 2025 to the vesting date for awards granted in any fiscal year prior to fiscal 2026 for which vesting conditions were satisfied as of the end of fiscal 2026	—	18,632	20,148
(Subtraction): Fair value at end of fiscal 2025 of awards granted in any fiscal year prior to fiscal 2026 that fail to meet the applicable vesting conditions in fiscal 2026	—	—	—
Addition: Dividends or other earnings paid on stock or option awards in fiscal 2026 prior to vesting if not otherwise included in the SCT amount for fiscal 2026	—	—	—
Compensation Actually Paid (as calculated)[4]	810,927	1,221,830	906,772

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Versus Company TSR
(1)	Total shareholder return in the above chart reflects the cumulative return of $100 as if invested in our Company stock on June 30, 2023, including reinvestment of any dividends.

Compensation Actually Paid vs. Net Income			Compensation Actually Paid Versus Net Income (Loss)
Total Shareholder Return Amount			$ 130	103	106
Net Income (Loss)			6,943,000	$ 123,536,000	$ 91,060,000
PEO Name	Susan Lintonsmith	Jim B. Lain		Matthew Doctor	Matthew Doctor
Susan Lintonsmith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			762,427
PEO Actually Paid Compensation Amount			810,927
Jim B. Lain [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,161,990
PEO Actually Paid Compensation Amount			1,221,830
PEO | Susan Lintonsmith [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(291,000)
PEO | Susan Lintonsmith [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			339,500
PEO | Susan Lintonsmith [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Susan Lintonsmith [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Susan Lintonsmith [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Susan Lintonsmith [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Susan Lintonsmith [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jim B. Lain [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(130,518)
PEO | Jim B. Lain [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			151,200
PEO | Jim B. Lain [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			20,526
PEO | Jim B. Lain [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jim B. Lain [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			18,632
PEO | Jim B. Lain [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jim B. Lain [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(130,518)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			151,200
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			22,616
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			20,148
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0